Other Current Liabilities (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Current Liabilities [Abstract]
Accrued employee compensation and related benefits	$ 7,405	$ 6,248
Commissions	6,571	4,204
Accrued expenses	2,861	1,306
Advances from customers	2,729	2,552
Deferred revenues	1,302	1,037
Accrued warranty costs	1,714	1,300
Government institutions and income tax payable	597	748
Total other current liabilities	$ 23,179	$ 17,395